VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Communication Services: 1.8%
330,332		Entravision Communications Corp.	$ 502,105	0.2
88,449		Fox Corp. - Class B	2,473,918	0.8
56,503		Rogers Communications, Inc.	2,241,364	0.7
30,030		Townsquare Media, Inc.	139,940	0.1
			5,357,327	1.8

		Consumer Discretionary: 8.1%
55,625	(1),(2)	Accel Entertainment, Inc.	595,744	0.2
22,101		Advance Auto Parts, Inc.	3,392,503	1.1
19,070	(2)	Aptiv PLC	1,748,338	0.6
14,236		BJ's Restaurants, Inc.	419,108	0.1
25,055	(1),(2)	Boot Barn Holdings, Inc.	705,048	0.2
37,649		BorgWarner, Inc.	1,458,522	0.5
10,961		Brunswick Corp.	645,712	0.2
30,241		Genuine Parts Co.	2,878,036	1.0
82,606	(1)	Honda Motor Co., Ltd. ADR	1,957,762	0.6
14,721	(2)	Malibu Boats, Inc.	729,573	0.2
26,407	(2)	MarineMax, Inc.	677,868	0.2
19,694	(2)	Mohawk Industries, Inc.	1,921,937	0.6
36,330	(1),(2)	OneWater Marine, Inc.	744,402	0.2
6,124	(2)	Penn National Gaming, Inc.	445,215	0.2
37,599		Penske Auto Group, Inc.	1,791,968	0.6
61,926	(1),(2)	Red Robin Gourmet Burgers, Inc.	814,946	0.3
28,609	(2)	Skyline Champion Corp.	765,863	0.3
30,659		Sodexo SA	2,185,502	0.7
56,236		Tapestry, Inc.	878,969	0.3
			24,757,016	8.1

		Consumer Staples: 7.5%
90,215		Conagra Brands, Inc.	3,221,578	1.1
52,344	(2)	Edgewell Personal Care Co.	1,459,351	0.5
28,196		JM Smucker Co.	3,257,202	1.1
34,250		Kellogg Co.	2,212,207	0.7
6,484		Kimberly-Clark Corp.	957,427	0.3
117,278		Koninklijke Ahold Delhaize NV	3,466,515	1.1
22,452		Mondelez International, Inc.	1,289,867	0.4
200,391		Orkla ASA	2,022,442	0.7
44,920		Spectrum Brands Holdings, Inc.	2,567,627	0.8
38,581		Sysco Corp.	2,400,510	0.8
			22,854,726	7.5

		Energy: 2.3%
37,503		Baker Hughes Co.	498,415	0.2
125,131	(2)	ChampionX Corp.	999,797	0.3
21,175		Cimarex Energy Co.	515,188	0.2
68,024		ConocoPhillips	2,233,908	0.8
31,138	(2)	Earthstone Energy, Inc.	80,647	0.0
24,257	(3)	Enviva Partners L.P.	976,587	0.3
136,985	(2)	NCS Multistage Holdings, Inc.	81,369	0.0
188,456		Noble Energy, Inc.	1,611,299	0.5
			6,997,210	2.3

		Financials: 19.7%
56,025		Aflac, Inc.	2,036,509	0.7
17,711		Ameriprise Financial, Inc.	2,729,442	0.9
40,754		Ameris Bancorp.	928,376	0.3
13,309		Ares Management Corp.	537,950	0.2
16,878		Arthur J. Gallagher & Co.	1,781,979	0.6
47,247		Axis Capital Holdings Ltd.	2,080,758	0.7
47,360		Bank of New York Mellon Corp.	1,626,342	0.5
54,367		BankUnited, Inc.	1,191,181	0.4
9,817		Brown & Brown, Inc.	444,416	0.2
161,466		Capitol Federal Financial, Inc.	1,495,982	0.5
46,687		Charles Schwab Corp.	1,691,470	0.6
42,946		Chubb Ltd.	4,986,889	1.6
42,863		Commerce Bancshares, Inc.	2,412,758	0.8
143,781	(3)	Compass Diversified Holdings	2,740,466	0.9
50,440	(2)	CrossFirst Bankshares, Inc.	438,324	0.1
110,505	(2)	Donnelley Financial Solutions, Inc.	1,476,347	0.5
27,262	(1)	First Hawaiian, Inc.	394,481	0.1
59,922		Hilltop Holdings, Inc.	1,233,195	0.4
145,077		Home Bancshares, Inc./Conway AR	2,199,367	0.7
37,617		Independent Bank Group, Inc.	1,661,919	0.6
29,539		James River Group Holdings Ltd.	1,315,372	0.4
78,936		Northern Trust Corp.	6,154,640	2.0
45,076		Old National Bancorp.	566,154	0.2
36,364		Origin Bancorp, Inc.	776,735	0.3
56,678		Pacific Premier Bancorp, Inc.	1,141,495	0.4
19,905		ProAssurance Corp.	311,314	0.1
54,337	(2)	ProSight Global, Inc.	616,182	0.2
20,114		Reinsurance Group of America, Inc.	1,914,652	0.6
18,306		Renasant Corp.	415,912	0.1
16,224		Signature Bank	1,346,430	0.4
13,269		South State Corp.	638,902	0.2
20,633		State Street Corp.	1,224,156	0.4
14,058		T. Rowe Price Group, Inc.	1,802,517	0.6
34,397		TowneBank/Portsmouth VA	564,111	0.2
52,804		Truist Financial Corp.	2,009,192	0.7
38,141		UMB Financial Corp.	1,869,290	0.6
229,062		Valley National Bancorp	1,569,075	0.5
29,080		Westamerica Bancorp.	1,580,498	0.5
			59,904,778	19.7

		Health Care: 11.0%
6,916		Becton Dickinson & Co.	1,609,215	0.5
53,140		Cardinal Health, Inc.	2,494,923	0.8
41,311		Cerner Corp.	2,986,372	1.0
134,427	(2)	Envista Holdings Corp.	3,317,658	1.1
41,309	(2)	Henry Schein, Inc.	2,428,143	0.8
23,251	(2)	Hologic, Inc.	1,545,494	0.5
20,678		McKesson Corp.	3,079,575	1.0
5,818		National Healthcare Corp.	362,520	0.1
7,374		Patterson Cos., Inc.	177,750	0.1

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
45,244		Premier, Inc.	$ 1,485,360	0.5
5,409	(2)	Providence Service Corp.	502,550	0.2
30,808		Quest Diagnostics, Inc.	3,527,208	1.1
35,028		Universal Health Services, Inc.	3,748,697	1.2
46,743		Zimmer Biomet Holdings, Inc.	6,363,592	2.1
			33,629,057	11.0

		Industrials: 20.6%
12,381		Albany International Corp.	612,983	0.2
14,219		Arcosa, Inc.	626,916	0.2
325,135		BAE Systems PLC	2,019,265	0.7
12,352		Barrett Business Services, Inc.	647,739	0.2
40,520		Brink's Co.	1,664,967	0.6
66,988	(2)	Ceco Environmental Corp.	488,343	0.2
132,761	(2)	Charah Solutions, Inc.	407,576	0.1
22,033	(2)	Colfax Corp.	690,955	0.2
1,066		CSW Industrials, Inc.	82,348	0.0
7,324		Cummins, Inc.	1,546,536	0.5
44,498		Deluxe Corp.	1,144,934	0.4
40,210	(2)	DXP Enterprises, Inc.	648,587	0.2
22,078	(2)	Dycom Industries, Inc.	1,166,160	0.4
75,128		Emerson Electric Co.	4,926,143	1.6
19,407		EnPro Industries, Inc.	1,094,749	0.4
59,442	(2)	Foundation Building Materials, Inc.	934,428	0.3
15,183		General Dynamics Corp.	2,101,783	0.7
28,025	(2)	GMS, Inc.	675,402	0.2
34,792		Graham Corp.	444,294	0.2
45,326		Healthcare Services Group, Inc.	975,869	0.3
97,516		Heartland Express, Inc.	1,813,798	0.6
29,522		Hubbell, Inc.	4,039,790	1.3
12,954		Hurco Cos, Inc.	367,894	0.1
4,528	(2)	IBEX Ltd.	69,641	0.0
158,754		IMI PLC	2,141,551	0.7
112,265	(2)	Innerworkings, Inc.	335,672	0.1
95,562		Johnson Controls International plc	3,903,708	1.3
19,240		KAR Auction Services, Inc.	277,056	0.1
25,352		Korn Ferry	735,208	0.2
10,338		Lincoln Electric Holdings, Inc.	951,510	0.3
31,964		Luxfer Holdings PLC	401,148	0.1
455		Luxfer Holdings PLC ADR	5,710	0.0
46,730		MSC Industrial Direct Co.	2,957,074	1.0
9,268		Norfolk Southern Corp.	1,983,259	0.7
15,506	(2)	NV5 Global, Inc.	818,252	0.3
189,843		nVent Electric PLC	3,358,323	1.1
24,630		Oshkosh Corp.	1,810,305	0.6
29,194		Paccar, Inc.	2,489,664	0.8
38,829		Republic Services, Inc.	3,624,687	1.2
82,061		Southwest Airlines Co.	3,077,287	1.0
51,143		Textron, Inc.	1,845,751	0.6
28,138		Timken Co.	1,525,642	0.5
6,314		Unifirst Corp.	1,195,682	0.4
			62,628,589	20.6

		Information Technology: 9.9%
10,053	(2)	Advanced Energy Industries, Inc.	632,736	0.2
51,992		Applied Materials, Inc.	3,090,924	1.0
60,513		Avnet, Inc.	1,563,656	0.5
28,815		Belden, Inc.	896,723	0.3
39,047	(2)	Cardtronics plc	773,131	0.3
11,307		Cass Information Systems, Inc.	454,994	0.1
10,724		CDK Global, Inc.	467,459	0.2
13,581	(2)	Coherent, Inc.	1,506,540	0.5
13,471	(2)	Euronet Worldwide, Inc.	1,227,208	0.4
41,974		EVERTEC, Inc.	1,456,917	0.5
24,370	(2)	F5 Networks, Inc.	2,991,905	1.0
130,190		HP, Inc.	2,472,308	0.8
38,442	(1),(2)	II-VI, Inc.	1,559,207	0.5
53,704		Kulicke & Soffa Industries, Inc.	1,202,970	0.4
25,227		Maxim Integrated Products	1,705,597	0.6
8,733		Microchip Technology, Inc.	897,403	0.3
1,920		MKS Instruments, Inc.	209,722	0.1
23,638		Open Text Corp.	998,469	0.3
9,974		Sapiens International Corp. NV	305,005	0.1
28,536		TE Connectivity Ltd.	2,789,109	0.9
101,084	(2)	Teradata Corp.	2,294,607	0.7
11,372		TTEC Holdings, Inc.	620,343	0.2
			30,116,933	9.9

		Materials: 5.1%
2,099		Eagle Materials, Inc.	181,186	0.1
259,704		Graphic Packaging Holding Co.	3,659,229	1.2
33,962		Minerals Technologies, Inc.	1,735,458	0.6
128,969		Mondi PLC	2,727,012	0.9
26,222		Packaging Corp. of America	2,859,509	0.9
53,381	(1),(2)	Pactiv Evergreen, Inc.	677,939	0.2
61,280		Sonoco Products Co.	3,129,570	1.0
109,337		Tecnoglass, Inc.	579,486	0.2
			15,549,389	5.1

		Real Estate: 4.7%
116,023		Brandywine Realty Trust	1,199,678	0.4
14,414		CareTrust REIT, Inc.	256,497	0.1
31,607		Cousins Properties, Inc.	903,644	0.3
35,501		Four Corners Property Trust, Inc.	908,471	0.3
44,607		Healthpeak Properties, Inc.	1,211,080	0.4
10,512		Highwoods Properties, Inc.	352,888	0.1
105,005		Kite Realty Group Trust	1,215,958	0.4
53,674		Lexington Realty Trust	560,893	0.2
62,581		MGM Growth Properties LLC	1,751,017	0.6
7,397		National Health Investors, Inc.	445,817	0.1
1		Omega Healthcare Investors, Inc.	30	0.0
40,592		Physicians Realty Trust	727,003	0.2
39,869		Piedmont Office Realty Trust, Inc.	541,022	0.2

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
17,651	Sabra Healthcare REIT, Inc.	$ 243,319	0.1
39,168	Summit Hotel Properties, Inc.	202,890	0.0
35,447	Weingarten Realty Investors	601,181	0.2
20,346	Welltower, Inc.	1,120,861	0.4
76,183	Weyerhaeuser Co.	2,172,739	0.7
		14,414,988	4.7

	Utilities: 5.8%
15,398	Ameren Corp.	1,217,674	0.4
21,050	Atmos Energy Corp.	2,012,170	0.7
56,724	Edison International	2,883,848	0.9
29,782	Evergy, Inc.	1,513,521	0.5
6,802	Eversource Energy	568,307	0.2
53,204	NorthWestern Corp.	2,587,843	0.8
48,058	Pinnacle West Capital Corp.	3,582,724	1.2
29,609	Spire, Inc.	1,575,199	0.5
25,841	Xcel Energy, Inc.	1,783,287	0.6
		17,724,573	5.8

	Total Common Stock
	(Cost $303,232,797)	293,934,586	96.5

EXCHANGE-TRADED FUNDS: 1.5%
56,532	iShares Russell Mid-Cap Value ETF	4,570,047	1.5

	Total Exchange-Traded Funds
	(Cost $4,195,978)	4,570,047	1.5

	Total Long-Term Investments
	(Cost $307,428,775)	298,504,633	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Repurchase Agreements: 1.1%
1,000,000	(4) Citigroup, Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.625%, Market Value plus accrued interest $1,020,000, due 11/27/20-11/01/59)	1,000,000	0.3
1,000,000	(4) HSBC Securities USA, Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,020,000, due 11/01/26-08/01/50)	1,000,000	0.4
190,658	(4) JPMorgan Securities LLC, Repurchase Agreement dated 09/30/20, 0.06%, due 10/01/20 (Repurchase Amount $190,658, collateralized by various U.S. Government Securities, 0.000%-1.750%, Market Value plus accrued interest $194,471, due 11/19/20-08/31/24)	190,658	0.1
1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/20, 0.08%, due 10/01/20 (Repurchase Amount $1,000,002, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 10/27/20-07/15/61)	1,000,000	0.3

	Total Repurchase Agreements
	(Cost $3,190,658)	3,190,658	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
4,959,564	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $4,959,564)	4,959,564	1.6

	Total Short-Term Investments
	(Cost $8,150,222)	8,150,222	2.7

	Total Investments in Securities (Cost $315,578,997)	$ 306,654,855	100.7
	Liabilities in Excess of Other Assets	(2,069,573)	(0.7)
	Net Assets	$ 304,585,282	100.0

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Security is a Master Limited Partnership.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2020.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,357,327	$–	$–	$5,357,327
Consumer Discretionary	22,571,514	2,185,502	–	24,757,016
Consumer Staples	17,365,769	5,488,957	–	22,854,726
Energy	6,997,210	–	–	6,997,210
Financials	59,904,778	–	–	59,904,778
Health Care	33,629,057	–	–	33,629,057
Industrials	58,132,101	4,496,488	–	62,628,589
Information Technology	30,116,933	–	–	30,116,933
Materials	12,822,377	2,727,012	–	15,549,389
Real Estate	14,414,988	–	–	14,414,988
Utilities	17,724,573	–	–	17,724,573
Total Common Stock	279,036,627	14,897,959	–	293,934,586
Exchange-Traded Funds	4,570,047	–	–	4,570,047
Short-Term Investments	4,959,564	3,190,658	–	8,150,222
Total Investments, at fair value	$288,566,238	$18,088,617	$–	$306,654,855
Other Financial Instruments+
Forward Foreign Currency Contracts	–	4,558	–	4,558
Total Assets	$288,566,238	$18,093,175	$–	$306,659,413
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(92,093)	$–	$(92,093)
Total Liabilities	$–	$(92,093)	$–	$(92,093)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® American Century Small-Mid Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the following forward foreign currency contracts were outstanding for VY® American Century Small-Mid Cap Value Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,198,285	JPY 125,715,073	Bank of America N.A.	12/30/20	$4,558
USD 4,848,210	EUR 4,130,354	Credit Suisse AG	12/31/20	(5,378)
USD 1,641,412	NOK 15,340,131	Goldman Sachs & Co.	12/30/20	(3,746)
USD 62,177	NOK 589,350	Goldman Sachs & Co.	12/30/20	(1,028)
USD 5,634,771	GBP 4,424,252	JPMorgan Chase Bank N.A.	12/31/20	(78,142)
USD 147,337	GBP 114,565	JPMorgan Chase Bank N.A.	12/31/20	(598)
USD 1,848,752	CAD 2,464,294	Morgan Stanley	12/31/20	(2,903)
USD 60,690	CAD 81,167	Morgan Stanley	12/31/20	(298)
				$(87,535)

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $321,977,730.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$20,800,871
Gross Unrealized Depreciation	(35,782,554)
Net Unrealized Depreciation	$(14,981,683)